INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
Income tax expense (benefit) attributable to net loss before income taxes consists of:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Current:
Federal	$(2)	$(8)	$(174)
State	112	98	168
	110	90	(6)
Deferred:
Federal	(4,189)	—	—
State	(703)	—	(420)
	(4,892)	—	(420)
Income tax expense (benefit)	$(4,782)	$90	$(426)

Schedule of effective income tax rate reconciliation
Income tax expense (benefit) attributable to net loss before income taxes differed from the amounts computed by applying the statutory Federal income tax rate of 34% to pre-tax income as a result of the following:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Computed tax benefit at statutory rate	$(4,389)	$(4,615)	$(12,683)
Increase (decrease) in tax expense resulting from:
Tax depletion in excess of basis	(6,187)	(4,782)	(3,820)
Non-deductible interest expense	—	—	3,717
Noncontrolling interest	1,167	2,188	1,283
State income taxes, net	(2,506)	(3,427)	(4,548)
Change in valuation allowance for net deferred tax assets	15	8,571	2,923
Indian Coal Tax Credits	92	83	(122)
Federal and state NOL expiration	—	153	11,226
Change in state effective tax rate	6,202	2,049	1,310
Other, net	824	(130)	288
Income tax expense (benefit)	$(4,782)	$90	$(426)

Income tax benefit on amounts recognized in OCI
In accordance with GAAP, the Company recorded a tax benefit on its loss from continuing operations, which was exactly offset by income tax expense on other comprehensive income as follows:

	Loss From Continuing Operations	Other Comprehensive Income	Total Comprehensive Income
	(In thousands)
Pre-allocation	$110	$—	$110
Tax allocation	(4,892)	4,892	—
As presented	$(4,782)	$4,892	$110

Components of OCI gain:
	Gross	Tax Allocation
Pension	$32,464	$1,772
Post-retirement benefits	57,235	3,123
Unrealized gain (loss) on securities	(57)	(3)
Total	$89,642	$4,892

Schedule of components of deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Federal net operating loss carryforwards	$89,698	$84,330
State net operating loss carryforwards	26,509	28,700
Alternative minimum tax credit carryforwards	7,179	6,973
Charitable contribution carryforwards	146	132
Indian Coal Tax Credit carryforwards	25,499	25,591
Accruals for the following:
Workers’ compensation	2,726	3,592
Postretirement medical benefit and pension obligations	106,912	138,710
Incentive plans	1,606	1,995
Asset retirement obligations	68,989	77,698
Deferred revenues	18,919	22,500
Excess of pneumoconiosis benefit obligation over trust assets	3,262	3,185
Acquisition Costs	1,276	198
Restructuring	1,909	—
Other accruals	6,656	6,035
Total gross deferred assets	361,286	399,639
Less valuation allowance	(264,464)	(293,504)
Net deferred tax assets	96,822	106,135
Deferred tax liabilities:
Property, plant and equipment, differences due to depreciation and amortization	(94,868)	(104,992)
Other	(1,954)	(1,143)
Total gross deferred tax liabilities	(96,822)	(106,135)
Net deferred tax asset	$—	$—

Summary of available Federal net operating loss carryforwards
As of December 31, 2013, the Company has available Federal net operating loss carryforwards to reduce future regular taxable income, which expire as follows:

Expiration Date	Regular Tax
(In thousands)
2018	$28
2019	88,429
2020	32
2021	20
after 2022	176,413
Total	$264,922

Schedule of unrecognized tax benefits roll forward